Leases - Summary of Lease Liabilities Related to Lease Shown in Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Current lease liabilities	$ 696	$ 618
Non-current lease liabilities	952	1,541
Total lease liabilities	$ 1,648	$ 2,159